Supplementary Financial Statements Information (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Term of debt issuance costs amortization	2 years 6 months
Debt interest rate	0.56%
Amortization of debt issuance costs	$ 547	$ 547	$ 1,094
Estimated fair value of the notes classified as Level 2 financial instruments	441,843		258,941
Exceeded principal amount	$ 241,843		$ 58,941
Short-Term Investments [Member]
Debt Instrument [Line Items]
Debt interest rate	6.11%